Business Combination - Narrative (Details) - USD ($) $ in Thousands		1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 02, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 01, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Number of shares issued in transaction (in shares)	70,385,000
Warrants outstanding (in shares)	20,005,550	20,005,550	20,005,550	20,005,550
Consideration received on transaction	$ 703,900
Cash paid to shareholders	489,661
Common stock, shares, outstanding (in shares)		333,361,000	333,361,000	333,361,000
Acquisition related costs	41,900		$ 13,300
Additional Paid in Capital
Business Acquisition [Line Items]
Transaction costs	$ 32,600
The Hagerty Group, LLC
Business Acquisition [Line Items]
LLC ownership percent				24.70%
Ownership percentage by noncontrolling interest		75.30%	75.30%	75.30%
Members Equity | Hagerty Holding Corp.
Business Acquisition [Line Items]
Stock converted (in shares)	176,033,906
Members Equity | Markel
Business Acquisition [Line Items]
Stock converted (in shares)	75,000,000
Class V Common Stock
Business Acquisition [Line Items]
Common stock, shares, outstanding (in shares)	251,033,906	251,033,906	251,033,906	251,033,906		0
Class V Common Stock | Hagerty Holding Corp.
Business Acquisition [Line Items]
Business Combination (in shares)	176,033,906
Class V Common Stock | Markel
Business Acquisition [Line Items]
Business Combination (in shares)	75,000,000
Class A Common Stock
Business Acquisition [Line Items]
Common stock, shares, outstanding (in shares)	82,327,466	82,327,466	82,327,466	82,327,466		0
Number of securities called by each warrant (in shares)	1
Class A Common Stock | Aldel
Business Acquisition [Line Items]
Stock converted (in shares)	2,875,000
Business Combination (in shares)	572,500
Shares redeemed (in shares)		3,005,034
Common stock, shares, outstanding (in shares)	8,494,966				11,500,000
Conversion ratio (in shares)	1
PIPE Warrants
Business Acquisition [Line Items]
Warrants outstanding (in shares)	12,669,300
PIPE Warrants | Class A Common Stock
Business Acquisition [Line Items]
Number of securities called by each warrant (in shares)	1